Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire

202.419.8409

jburt@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

March 26, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)
File Nos. 333-40455 and 811-08495
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement dated March 12, 2020 to the currently effective prospectus, relating to the Nationwide NYSE Arca Tech 100 Index Fund (formerly, Nationwide Ziegler NYSE Arca Tech 100 Index Fund), a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 12, 2020 (SEC Accession No. 0001137439-20-000121) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt

Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership